Operating expenses	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Operating expenses
4. Operating expenses

All figures in £ millions	2025	2024	2023

By function:

Cost of goods sold	1,717	1,741	1,839

Operating expenses

Distribution costs	38	43	47

Selling, marketing and product development costs	525	510	549

Administrative and other expenses	733	754	767

Reorganisation costs	–	(2)	–

Product development impairment	87	–	–

Other income	(32)	(40)	(41)

Total net operating expenses	1,351	1,265	1,322

Other net gains and losses	3	7	16

Total	3,071	3,013	3,177

Other income includes freight income and sublet income. Included in administrative and other expenses are research and efficacy costs of
£
8
m (2024: £6m; 2023: £8m).
Other net gains and losses in 2025
relate to the gain on disposal of Copp Clark, a business in our Higher Education division, a fair value gain relating to a previous disposal and costs relating to current and prior year acquisitions and disposals. In 2024, they relate to costs related to prior year acquisitions and disposals, partially offset by a gain on the partial disposal of our investment in an associate. In 2023, other net gains and losses relate to the gain on the disposal of the Pearson Online Learning Services business and gains related to the release of accruals and a provision related to historical acquisitions, offset by losses on the disposal of Pearson College and costs related to current and prior year disposals and acquisitions.
Cost of major reorganisation – In 2025, there were no costs of major reorganisation. In 2024, there was a release o
f £2m
relating to amounts previously accrued. In 2023, there were

no
c
osts of major reorganisation. The costs of these reorganisation programmes are significant enough to exclude from the adjusted operating profit measure so as to better highlight the underlying performance.
Product development impairment charges – In 2025, these relate to the impairment of product development assets as a result of courseware platform convergence (see note 20). There were no such amounts in 2024 or 2023.
In 2025
, a gain of £25m relates to reversals of impairments of property assets that were previously impaired through property charges, and are included within administrative and other expenses. There are no such amounts in 2024. In

2023
, charges of £
11
m relating to impairments of property assets arising from the impact of updates to assumptions made during the
2022
and
2021
reorganisation programmes
which
are included within administrative and other expenses.

All figures in £ millions	Notes	2025	2024	2023

By nature:

Royalties expensed		162	162	164

Other product costs		354	371	393

Employee benefit expense	5	1,423	1,411	1,467

Contract labour		29	56	70

Employee-related expense		47	53	60

Promotional costs		126	113	146

Depreciation and impairment of property, plant and equipment and investment property and assets held for sale 1	10	54	77	90

Amortisation and impairment of intangible assets – product development	20	364	291	284

Amortisation and impairment of intangible assets – software	11	112	117	123

Amortisation and impairment of intangible assets – other	11	41	41	46

Property and facilities		68	70	82

Technology and communications		218	215	215

Professional and outsourced services		424	395	443

Other general and administrative costs		92	72	43

Costs capitalised 2		(414)	(398)	(424)

Other net gains and losses		3	7	16

Other income		(32)	(40)	(41)

Total		3,071	3,013	3,177

1.	Includes £3m (2024: £nil; 2023: £nil) of impairment reversals in respect of assets held for sale.
2.	Costs capitalised relate primarily to employee costs.
During the year the Group obtained the following services from the Group’s auditors:

All figures in £ millions	2025	2024	2023

The audit of parent company and consolidated financial statements	7	7	8

The audit of the company’s subsidiaries	2	2	2

Total audit fees	9	9	10

Audit-related and other assurance services	–	–	–

Other non-audit services	–	–	–

Total other services	–	–	–

Total non-audit services	–	–	–

Total 1	9	9	10

Reconciliation between audit and
non-audit
service fees is shown below:

All figures in £ millions	2025	2024	2023

Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	9	9	10

Non-audit fees	–	–	–

Total	9	9	10

1.
Includes fees in connection with the interim review, UK-required preliminary announcement procedures and elements of the controls audit required under Section 404 of the Sarbanes Oxley Act. In total this amounted to £1m in each of the years presented.

In 2025, 2024 and 2023, the external auditor performed several permitted other non-audit
services. In all years the fees rounded to £nil.